APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer:
              Allianz Global Investors Managed Accounts Trust
              1345 Avenue of the Americas
	      4th Floor
              New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of (classes): X


3. Investment Company Act File Number: 811-09721



Securities Act File Number:  333-92415


4. (a) Last day of fiscal year for which this Form is filed:  October 31, 2010

4. (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4. (c) Check box if this is the last time the issuer will be filing this Form


5. Calculation of registration fee

	I. Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
							$2,286,180,184


	II. Aggregate price of securities redeemed or
        Repurchased during the fiscal year.
							$(1,583,886,614)

   	III Aggregate price of Securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
								$____0_____


	IV Total available redemption credits (add Items (II) and
            (5(III)
							    $(1,583,886,614)




	V Net sales - if Item 5(I) is greater than Item 5(IV)
       -subtract Item 5(IV) from Item 5(I).
							   $702,293,570

	VI. Redemption credits available for use in future years
	If Item 5(I) is less than Item 5(IV) -subtract Item
        5(IV) from Item 5(I): 					$(___0_____)

	VII. Multiplier for determining registration fee (See
	instruction C.9).					0.0001161

	VIII. Registration fee due -multiply Item 5(V) by Item
        5(VII)- (enter 0 if no fee is due):
								$81,537


8. 	Prepaid Shares

  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here:_-0-_. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : _-0-___.


9. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see instruction D):

									+$_-0-

10. Total of the amount of the registration fee due plus any interest due -line 5(VIII) plus line 7:
								 $81,537

11. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:


	Method of Delivery:


		x Wire Transfer

    		  Mail or other means



















					SIGNATURES



  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)* Lawrence G. Altadonna

			      _Treasurer___________


	Date ____1-27-11__________

		*Please print the name and title of the signing officer below the signature.